Financial liabilities - Disclosure of maturity analysis for non-derivative financial liabilities (Details) € in Thousands	Jun. 30, 2023 EUR (€)
Statement Line Items [Line Items]
Undiscounted cash flows	€ 42,654
Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	5,948
From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	32,189
Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	4,517
State guaranteed loan Société Générale (1)
Statement Line Items [Line Items]
Undiscounted cash flows	20,826
State guaranteed loan Société Générale (1) | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	2,739
State guaranteed loan Société Générale (1) | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	18,087
State guaranteed loan Société Générale (1) | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loan BNP Paribas (1)
Statement Line Items [Line Items]
Undiscounted cash flows	8,928
State guaranteed loan BNP Paribas (1) | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	1,156
State guaranteed loan BNP Paribas (1) | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	7,772
State guaranteed loan BNP Paribas (1) | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest
Statement Line Items [Line Items]
Undiscounted cash flows	14
State guaranteed loans - accrued interest | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	14
State guaranteed loans - accrued interest | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	0
State guaranteed loans - accrued interest | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Building "Le Virage"
Statement Line Items [Line Items]
Undiscounted cash flows	509
Lease liabilities – Building "Le Virage" | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	255
Lease liabilities – Building "Le Virage" | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	255
Lease liabilities – Building "Le Virage" | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Premises Innate Inc.
Statement Line Items [Line Items]
Undiscounted cash flows	304
Lease liabilities – Premises Innate Inc. | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	96
Lease liabilities – Premises Innate Inc. | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	208
Lease liabilities – Premises Innate Inc. | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Laboratory equipment
Statement Line Items [Line Items]
Undiscounted cash flows	198
Lease liabilities – Laboratory equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	167
Lease liabilities – Laboratory equipment | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	32
Lease liabilities – Laboratory equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities – Vehicles
Statement Line Items [Line Items]
Undiscounted cash flows	71
Lease liabilities – Vehicles | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	29
Lease liabilities – Vehicles | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	44
Lease liabilities – Vehicles | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Lease liabilities - Printers
Statement Line Items [Line Items]
Undiscounted cash flows	22
Lease liabilities - Printers | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	9
Lease liabilities - Printers | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	13
Lease liabilities - Printers | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Equipment
Statement Line Items [Line Items]
Undiscounted cash flows	128
Borrowing – Equipment | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	57
Borrowing – Equipment | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	71
Borrowing – Equipment | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	0
Borrowing – Building (2)
Statement Line Items [Line Items]
Undiscounted cash flows	11,649
Borrowing – Building (2) | Within 1 year
Statement Line Items [Line Items]
Undiscounted cash flows	1,427
Borrowing – Building (2) | From 2nd to 5th year included
Statement Line Items [Line Items]
Undiscounted cash flows	5,706
Borrowing – Building (2) | Over 5 years
Statement Line Items [Line Items]
Undiscounted cash flows	€ 4,517